Tangible and intangible assets (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tangible and intangible assets
Tangible assets	kr 40	kr 22	kr 28
Right-of-use assets	152	25	50
Intangible assets	139	98	56
Total net book value	331	145	134
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	kr (80)	kr (51)	kr (57)
Average useful life for intangible assets	5 years